Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares	Additional paid-in capital	Statutory Reserve	Accumulated other comprehensive (loss)	Retained Earnings (Accumulated Deficit)	Non-Controlling Interest	Total
Balance at Jun. 30, 2024	$ 22,500	$ 34,361,149	$ 1,049,119	$ (3,888,270)	$ (498,455)		$ 31,046,043
Balance (in Shares) at Jun. 30, 2024	11,250,000
Foreign currency translation adjustment				(31,659)			(31,659)
Net loss					(3,090,923)		(3,090,923)
Balance at Dec. 31, 2024	$ 22,500	34,361,149	1,049,119	(3,919,929)	(3,589,378)		27,923,461
Balance (in Shares) at Dec. 31, 2024	11,250,000
Balance at Jun. 30, 2025	$ 22,500	34,361,149	1,049,119	(3,708,980)	(6,813,840)		$ 24,909,948
Balance (in Shares) at Jun. 30, 2025	11,250,000						11,250,000
Foreign currency translation adjustment				367,592			$ 367,592
Acquisition of non-controlling interest						23,338	23,338
Net loss					(3,327,183)	(1,622)	(3,328,805)
Balance at Dec. 31, 2025	$ 22,500	$ 34,361,149	$ 1,049,119	$ (3,341,388)	$ (10,141,023)	$ 21,716	$ 21,972,073
Balance (in Shares) at Dec. 31, 2025	11,250,000						11,250,000